Subsequent Events (Details Narrative)									1 Months Ended
	Jul. 25, 2025 USD ($)	Jul. 24, 2025 USD ($) shares	Mar. 17, 2025 shares	Feb. 26, 2025 USD ($)	Feb. 21, 2025 Days £ / shares	Feb. 20, 2025	Feb. 04, 2025 shares	Jan. 23, 2025 USD ($) Installments	Apr. 25, 2025 shares	Dec. 24, 2025 USD ($)	Dec. 23, 2025 USD ($)	Jul. 24, 2025 £ / shares	Jul. 24, 2025 $ / shares	Feb. 21, 2025 USD ($) $ / shares	Dec. 31, 2024 £ / shares shares	Dec. 31, 2023 £ / shares shares
Subsequent Event [Line Items]
Common stock, par value | £ / shares																£ 0.0001
Ordinary shares [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued | shares															208,260,754	152,262,295
Common stock, par value | £ / shares															£ 0.0001	£ 0.0001
Additional Notes [Member] | Convertible Notes [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt instrument, face amount										$ 500,000,000	$ 900,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Reduction on additional paid in capital				$ (200,000,000)
Amount capitalized to accumulated deficit				$ 200,000,000
Subsequent Event [Member] | Convertible Notes [Member]
Subsequent Event [Line Items]
Event of default interest rate increase					5.00%
Subsequent Event [Member] | Maximum [Member] | Convertible Notes [Member]
Subsequent Event [Line Items]
Debt instrument, face amount														$ 1,000,000,000
Subsequent Event [Member] | Senior Secured Term Loan Facility [Member]
Subsequent Event [Line Items]
Debt instrument, face amount								$ 30,000,000
Debt instrument number of installments | Installments								5
Debt instrument beginning date of maturity								Aug. 15, 2025
Debt instrument penalty fee percentage								5.00%
Debt instrument periodic payment of principal								$ 6,000,000
Debt instrument, interest rate, stated percentage								0.00%
Debt instrument arrangement fee								$ 3,000,000
Subsequent Event [Member] | Senior Secured Term Loan Facility [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument prepayments								$ 3,000,000
Subsequent Event [Member] | Initial Notes [Member] | Convertible Notes [Member]
Subsequent Event [Line Items]
Debt instrument, face amount														$ 100,000,000
Common stock, par value | £ / shares					£ 0.0001
Price per share | £ / shares					£ 0.0001
Loan conversion price | $ / shares														$ 3
Subsequent Event [Member] | Additional Notes [Member] | Convertible Notes [Member]
Subsequent Event [Line Items]
Debt instrument convertible threshold trading days | Days					20
Debt instrument final date of maturity					Feb. 21, 2028
Debt instrument beginning date of maturity					Jun. 25, 2025
Price per share | £ / shares					£ 0.0001
Subsequent Event [Member] | Additional Notes [Member] | Maximum [Member] | Convertible Notes [Member]
Subsequent Event [Line Items]
Debt instrument, face amount														$ 900,000,000
Subsequent Event [Member] | BlueDot [Member]
Subsequent Event [Line Items]
Date of acquisition agreement			Mar. 17, 2025				Feb. 04, 2025
Business Acquisition			100.00%
Effective date of acquisition			Mar. 17, 2025			Feb. 20, 2025
Business acquisition, shares issued / issuable | shares							819,737
Subsequent Event [Member] | BlueDot [Member] | Ordinary shares [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued | shares			1,941,111
Subsequent Event [Member] | GroupBy [Member]
Subsequent Event [Line Items]
Business acquisition, shares issued / issuable | shares									3,999,902
Subsequent Event [Member] | Securities Purchase Agreements [Member]
Subsequent Event [Line Items]
Business acquisition, shares issued / issuable | shares		20,000,000
Common stock, par value | £ / shares												£ 0.0001
Price per share | $ / shares													$ 2.5
Proceeds from Issuance of Private Placement	$ 50,000,000
Subsequent Event [Member] | Placement Agent Agreement [Member]
Subsequent Event [Line Items]
Legal fees and other out-of-pocket expenses		$ 120,000
Percentage of eligible credit to the company												3.50%	3.50%
Percentage of aggregate gross proceeds												7.00%	7.00%
Non-accountable expenses		$ 10,000